SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of stock by class

Issued and fully paid share capital:
(number of shares of $0.05 each)	2018	2017
Balance at start of year	142,197,697	105,965,192
Shares issued:
- equity offerings	—	16,372,505
- issue of consideration shares to Quintana	—	14,500,000
- issue of consideration shares to Hemen	2,000,000	5,300,000
- settlement of options	75,000	60,000
Balance at end of year	144,272,697	142,197,697

Authorized share capital:
(in thousands of $ except per share amount)	2018	2017
200 million common shares of $0.05 par value	10,000	7,500